Related Party Transactions	6 Months Ended
Sep. 30, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 16 – RELATED PARTY TRANSACTIONS

Nature of relationships with related parties

Name of related parties	Relationship with the Company

Feng Zhou	Major shareholder of the Company, Chief Executive Officer, Interim Chief Financial Officer and Director of the Company
Jianping Zhou	Father of major shareholders of the Company and two of Taizhou Suxuantang shareholders, controlling shareholder of Taizhou Suxuantang from its inception to May 8, 2017 (decreased from death)
Zhijun Xiao	Director of the Company
Jun Zheng	Director of the Company
Xiaodong Ji	Independent Director of the Company
Xiaodong Pan	Chief Financial Officer
Taizhou Jiutian Pharmaceutical Co. Ltd.	An entity controlled by Jianping Zhou
Jiangsu Health Pharmaceutical Investment Co., Ltd.	An entity controlled by Jianping Zhou
Taizhou Su Xuan Tang Chinese Medicine Clinic	An entity controlled by Jianping Zhou
Taizhou Su Xuan Tang Chinese hospital Co., Ltd.	An entity controlled by Jianping Zhou
Jiangsu Sutaitang Online Commercial Co., Ltd.	An entity controlled by Xiaodong Ji

Related party balances

The amounts due to related parties as of September 30, 2023 and March 31, 2023 were as follows:

	September 30, 2023 (Unaudited)	March 31, 2023

Jiangsu Health Pharmaceutical Investment Co., Ltd.	$-	$2,910,088
Feng Zhou	421,168	1,823,679
Jiangsu Sutaitang Online Commercial Co., Ltd.	-	320,202
Xiaodong Pan	-	73,110
Zhijun Xiao	-	62,658
Jun Zheng	-	14,025
Total	$421,168	$5,203,762

Related party transactions

For the six months ended September 30, 2023 and 2022, the Company generated revenues of Nil and $2,297, respectively, from sales transactions with Taizhou Jiutian Pharmaceutical Co. Ltd.

For the six months ended September 30, 2023 and 2022, the Company generated revenues of $2,244 and $8,396, respectively, from sales transactions with Taizhou Su Xuan Tang Chinese hospital Co. Ltd.

For the six months ended September 30, 2023 and 2022, the Company generated revenue of $10,534 and $5,787, respectively, from sales transactions with Taizhou Su Xuan Tang Chinese Medicine Clinic.

For the six months ended September 30, 2023, the Company repaid $4,582,113 to Jiangsu Health Pharmaceutical Investment Co., Ltd., Feng Zhou and other related parties. For the six months ended September 30, 2022, the Company repaid $11,093,857 to Jiangsu Health Pharmaceutical Investment Co., Ltd., Feng Zhou and other related parties.

On January 1, 2018, the Company entered into a lease agreement with Jiangsu Health Pharmaceutical Investment Co., Ltd. to obtain the right of use for office and warehouse of 3,627 square meters for 10 years for free. The Company recorded right-of-use assets and lease expenses based on the fair value for the lease. For the six months ended September 30, 2023, the Company recorded operating lease expenses of $35,098 and $37,170, respectively.

Guarantee

For the six months ended September 30, 2023 and 2022, Taizhou Suxuantang signed several financial guarantee agreements for its related parties. Details of the financial guarantee agreements, please refer to Note 17.